SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 03, 2021
Accounting Policies [Abstract]
Property, Plant and Equipment

Useful Lives in Years
Buildings	20 to 30
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 15
Computer equipment	2 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	January 3, 2021	December 29, 2019
Manufacturing equipment	$123,453	$131,332
Land and buildings	137,975	137,723
Leasehold improvements	82,091	99,165
Solar power systems	1,382	1,326
Computer equipment	34,811	30,039
Furniture and fixtures	1,303	2,662
Construction-in-process	24,626	12,500
Property, plant and equipment, gross	405,641	414,747
Less: accumulated depreciation	(158,733)	(133,547)
Property, plant and equipment, net	$246,908	$281,200

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 3
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of January 3, 2021
Trademarks and purchased technology	$1,815	$(1,359)	$456

As of December 29, 2019
Trademarks and purchased technology	$36,527	$(31,435)	$5,092